KPOP and Korean Entertainment ETF

Schedule of Investments

January 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.8%

South Korea — 98.8%
Entertainment — 72.6%
ANIPLUS INC*	6,983	$25,539
ASTORY Co Ltd	1,920	37,487
Chorokbaem Media Co Ltd*	4,570	42,888
CJ CGV Co Ltd*	9,600	148,621
CJ ENM Co Ltd*	3,236	281,357
ContentreeJoongAng corp*	5,842	133,506
CUBE ENTERTAINMENT Inc*	2,043	33,420
Daewon Media Co Ltd*	2,163	28,815
Dexter Studios*	5,982	62,889
Genie Music Corp*	6,354	23,470
Giantstep Inc*	8,625	148,091
HYBE Co Ltd*	1,953	303,937
IHQ Inc*	36,816	11,686
JYP Entertainment Corp*	4,996	294,049
KEYEAST Co Ltd*	3,540	27,330
Next Entertainment World Co Ltd*	4,799	32,921
NHN BUGS Corp*	2,550	16,996
Pan Entertainment Co Ltd*	4,762	22,770
Raemongraein Co Ltd*	1,022	17,465
RBW Inc*	1,654	19,832
SAMHWA NETWORKS Co Ltd*	7,319	19,667
SM Culture & Contents Co Ltd*	16,444	43,987
SM Entertainment Co Ltd*	2,140	152,882
Studio Dragon Corp*	1,940	126,467
STUDIO SANTA CLAUS ENTERTAINMENT Co Ltd*	12,897	11,213
YG Entertainment Inc	3,582	150,922
		2,218,207
Interactive Media & Services — 26.2%
AfreecaTV Co Ltd*	2,300	148,255
Kakao Corp	6,380	318,016
NAVER Corp	1,909	313,828
SBS Contents Hub Co Ltd*	3,691	21,365
		801,464

Total Common Stock
(Cost $2,579,015)		3,019,671

Total Investments - 98.8%
(Cost $2,579,015)		$3,019,671

Percentages are based on Net Assets of $3,057,699.

*	Non-income producing security.

KPO-QH-001-0100